Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

Assets

11 Intangible assets

Reconciliation of carrying amounts

	Internally
	generated	Internally	Purchased rights,
	/acquired	developed	licenses,
in EUR k	biomarkers	databases	software	Total
Cost
As of Jan 1, 2020	12,022	6,502	3,010	21,534
Additions	1,900	2,717	2,040	6,657
Deconsolidation	—	—	(151)	(151)
As of Dec 31, 2020	13,922	9,219	4,899	28,040
Additions	749	1,652	386	2,787
Reclass*	(297)	297	—	—
As of Dec 31, 2021	14,374	11,168	5,285	30,827

Accumulated amortization and impairment
As of Jan 1, 2020	3,831	1,770	1,788	7,389
Amortization and impairment	6,917	943	508	8,368
Deconsolidation	—	—	(124)	(124)
As of Dec 31, 2020	10,748	2,713	2,172	15,633
Amortization and impairment	2,149	1,991	1,860	6,000
Reclass*	(68)	68	—	—
As of Dec 31, 2021	12,829	4,772	4,032	21,633

Carrying amounts
As of Dec 31, 2020	3,174	6,506	2,727	12,407
As of Dec 31, 2021	1,545	6,396	1,253	9,194

*     The net reclassification of EUR 229k from internally generated biomarkers to internally developed databases represents internal costs incurred in the process of developing internal IT driven solutions on biomarkers. Reclassification is made to allow more transparent presentation considering this is more in line with each sub-group of intangible assets.

Development costs and amortization

Internally generated intangible assets include capitalized development costs for biomarkers and IT driven solutions such as CentoPortal, CentoMetabolome and CentoMD (see notes 5 and 6 regarding measurement).

The amortization of patents, trademarks and development costs is expensed and recorded under “cost of sales” to the extent the related intangible asset are used in generating revenue and recorded in research and development expenses to the extent the related intangible assets are used for R&D purposes.

As of December 31, 2021, certain identified biomarkers and internally developed databases amounting to EUR 1.1 million (2020: EUR 4.7 million) were impaired as part of the Company’s strategy reassessment which occurred in Q4 2021. The impairment is expensed under cost of sales and included in amortization and impairment expense in the Pharma segment.